CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CHANGES IN OPERATING WORKING CAPITAL
Decrease /(increase) in Accounts receivable	$ 129	$ 31	$ (69)
Increase in Inventories	(55)	(42)	(49)
(Increase)/ decrease in Other current assets	(221)	(15)	45
(Decrease)/ increase in Accounts payable and other	(162)	352	(70)
(Decrease)/ increase in Accrued interest	(18)	(33)	41
(Increase)/ Decrease in Operating Working Capital	$ (327)	$ 293	$ (102)